UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RBS COMMERCIAL FUNDING INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011
Date of Report (Date of filing): March 23, 2012
Commission File Number of securitizer: 333-131400
Central Index Key Number of securitizer: 0001112998

Tejal P. Wadhwani (203) 897-6087

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)

No Activity to Report.

(1) In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. In this effort, we made written requests of all trustees and unaffiliated co-sponsors of applicable commercial mortgage backed securities transactions.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 22, 2012	RBS COMMERCIAL FUNDING INC.
(Securitizer)

	By:	/s/ Douglas Tiesi
		Name:	Douglas Tiesi
		Title:	President (Principal Executive Officer)